Lease Liabilities (Details) - Office and laboratory facilities at Zernikedreef in Leiden, the Netherlands € in Thousands		1 Months Ended	3 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Mar. 31, 2025 EUR (€) m²	Dec. 31, 2024 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²			4,818
Lease term	10 years	11 years
Lease extension term		1 year
Lease, current extension period under option			5 years
Right-of-use asset | €			€ 11,122	€ 11,433